Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net earnings	$ 4,262.9	$ 5,094.9
Depreciation, amortization and impairment charges	753.8	896.0
Net bond discount amortization	(310.2)	(406.3)
Amortization of share-based payment awards	164.9	147.0
Share of profit of associates	(956.3)	(1,022.2)
Deferred income taxes	255.0	173.3
Net gains on investments	(1,067.2)	(1,949.5)
Gain on sale and consolidation of insurance subsidiaries		(549.8)
Net purchases of investments classified at FVTPL	(515.8)	(5,499.1)
Changes in operating assets and liabilities	1,406.8	3,076.3
Cash provided by (used in) operating activities	3,993.9	(39.4)
Investing activities
Sales of investments in associates	682.7	818.6
Distributions and dividends from investments in associates	419.6	246.7
Purchases of investments in associates	(630.0)	(882.0)
Net purchases of premises and equipment and intangible assets	(408.8)	(514.1)
Net (purchases) sales of investment property	(33.0)	53.3
Purchases of subsidiaries, net of cash acquired	(1,421.0)	240.8
Cash provided by (used in) investing activities	(1,323.1)	92.0
Financing activities
Purchases for treasury	(240.4)	(89.6)
Purchases for cancellation	(1,588.4)	(273.6)
Common share dividends	(363.1)	(245.2)
Preferred shares:
Redemptions	(173.8)
Preferred share dividends	(48.6)	(49.7)
Subsidiary shares:
Issuances to non-controlling interests, net of issuance costs	1.3	27.7
Purchases of non-controlling interests	(539.9)	(340.2)
Sales to non-controlling interests	0.9	65.6
Dividends paid to non-controlling interests	(294.7)	(204.5)
Cash used in financing activities	(1,563.5)	(1,067.1)
Increase (decrease) in cash and cash equivalents	1,107.3	(1,014.5)
Cash and cash equivalents - beginning of year	5,121.4	6,119.6
Foreign currency translation	(116.2)	16.3
Cash and cash equivalents - end of year	6,112.5	5,121.4
Holding company and insurance and reinsurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested		128.7
Financing activities
Proceeds, net of issuance costs	2,430.9	393.9
Repayments	(1,209.8)	(29.6)
Net repayments on other revolving credit facilities		(10.0)
Principal payments on lease liabilities	(62.6)	(64.7)
Non-insurance companies
Investing activities
Proceeds from sale of subsidiaries, net of cash divested	67.4
Financing activities
Proceeds, net of issuance costs	1,380.9	228.6
Repayments	(665.2)	(163.9)
Net repayments on revolving credit facilities and short term loans	(51.2)	(185.4)
Principal payments on lease liabilities	$ (139.8)	$ (126.5)